Plant and Equipment - Schedule of Plant and Equipment (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	RM 26,582,995	$ 5,939,671	RM 1,661,549
Balance at ending	25,914,234	6,151,747	26,582,995	$ 5,939,671	RM 1,661,549
Computer and Software [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	105,309	23,530	140,065
Balance at ending	102,904	24,428	105,309	23,530	140,065
Motor Vehicle [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	319,806	71,457	49,684
Balance at ending	615,746	146,171	319,806	71,457	49,684
Office Equipment [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	8,749	1,955	17,989
Balance at ending	4,827	1,146	8,749	1,955	17,989
Equipment and Tools [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	37,141	8,299	21,185
Balance at ending	67,894	16,117	37,141	8,299	21,185
Signboard [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning			3,889
Balance at ending					3,889
Office Renovation [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	980,854	219,161	31,896
Balance at ending	872,627	207,152	980,854	219,161	31,896
Solar Asset Under Construction [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	470,396	105,105
Balance at ending	470,396	111,667	470,396	105,105
Plant and Machinery & Solar Asset Plant [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	24,476,209	5,468,933	1,376,231
Balance at ending	23,535,005	5,586,945	24,476,209	5,468,933	1,376,231
Forklift [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	12,811	2,862	20,610
Balance at ending	8,765	2,081	12,811	2,862	20,610
Capital Work-in-progress [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	171,720	38,369
Balance at ending	236,070	56,040	171,720	38,369
Cost [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	27,979,320		2,496,216		1,040,954
Addition	624,319		25,535,714		1,455,262
Written off			(52,610)
Balance at ending	28,603,639		27,979,320		2,496,216
Cost [Member] | Computer and Software [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	254,214		223,714		148,264
Addition	29,521		30,500		75,450
Written off
Balance at ending	283,735		254,214		223,714
Cost [Member] | Motor Vehicle [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	369,547		79,747		79,747
Addition	350,000		289,800
Written off
Balance at ending	719,547		369,547		79,747
Cost [Member] | Office Equipment [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	39,628		39,318		35,388
Addition			4,240		3,930
Written off			(3,930)
Balance at ending	39,628		39,628		39,318
Cost [Member] | Equipment and Tools [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	59,389		33,389		33,389
Addition	40,448		26,000
Written off
Balance at ending	99,837		59,389		33,389
Cost [Member] | Signboard [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning			7,180		7,180
Addition
Written off			(7,180)
Balance at ending					7,180
Cost [Member] | Office Renovation [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	1,082,273		41,500
Addition			1,082,273		41,500
Written off			(41,500)
Balance at ending	1,082,273		1,082,273		41,500
Cost [Member] | Solar Asset Under Construction [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	470,396
Addition			470,396
Written off
Balance at ending	470,396		470,396
Cost [Member] | Plant and Machinery & Solar Asset Plant [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	25,486,353		2,025,568		691,186
Addition	140,000		23,460,785		1,334,382
Written off
Balance at ending	25,626,353		25,486,353		2,025,568
Cost [Member] | Forklift [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	45,800		45,800		45,800
Addition
Written off
Balance at ending	45,800		45,800		45,800
Cost [Member] | Capital Work-in-progress [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	171,720
Addition	64,350		171,720
Written off
Balance at ending	236,070		171,720
Accumulated Depreciation [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	1,396,325		834,667		629,928
Written off			(19,831)
Balance at ending	2,689,405		1,396,325		834,667
Depreciation charge during the year	1,293,080		581,489	581,489,000,000		$ 204,739,000,000
Accumulated Depreciation [Member] | Computer and Software [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	148,905		83,649		43,520
Written off
Balance at ending	180,831		148,905		83,649
Depreciation charge during the year	31,926		65,256	65,256,000,000		40,129,000,000
Accumulated Depreciation [Member] | Motor Vehicle [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	49,741		30,063		13,903
Written off
Balance at ending	103,801		49,741		30,063
Depreciation charge during the year	54,060		19,678	19,678,000,000		16,160,000,000
Accumulated Depreciation [Member] | Office Equipment [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	30,879		21,329		13,353
Written off			(852)
Balance at ending	34,801		30,879		21,329
Depreciation charge during the year	3,922		10,402	10,402,000,000		7,976,000,000
Accumulated Depreciation [Member] | Equipment and Tools [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	22,248		12,204		5,526
Written off
Balance at ending	31,943		22,248		12,204
Depreciation charge during the year	9,695		10,044	10,044,000,000		6,678,000,000
Accumulated Depreciation [Member] | Signboard [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning			3,291		1,496
Written off			(4,189)
Balance at ending					3,291
Depreciation charge during the year			898	898,000,000		1,795,000,000
Accumulated Depreciation [Member] | Office Renovation [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	101,419		9,604
Written off			(14,790)
Balance at ending	209,646		101,419		9,604
Depreciation charge during the year	108,227		106,605	106,605,000,000		9,604,000,000
Accumulated Depreciation [Member] | Plant and Machinery & Solar Asset Plant [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	1,010,144		649,337		536,100
Written off
Balance at ending	2,091,348		1,010,144		649,337
Depreciation charge during the year	1,081,204		360,807	360,807,000,000		113,237,000,000
Accumulated Depreciation [Member] | Forklift [Member]
Plant and Equipment - Schedule of Plant and Equipment (Details) [Line Items]
Balance at beginning	32,989		25,190		16,030
Written off
Balance at ending	37,035		32,989		RM 25,190
Depreciation charge during the year	RM 4,046		RM 7,799	$ 7,799,000,000		$ 9,160,000,000